Hotel Dispositions and Impairment Charges (Hotel Properties Measured at Fair Value) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	$ 27,600		$ 55,218
Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	72,944		72,944
Phoenix Hampton Inn Airport North
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges		$ 3,700	3,692
Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Columbus Hampton Inn Easton
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	1,700	13,900	15,678
Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	11,252		11,252
Pittsburgh Hampton Inn Waterfront West Homestead
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	3,000		2,985
Pittsburgh Hampton Inn Waterfront West Homestead | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	5,723		5,723
Washington Hampton Inn Pittsburgh Meadow Lands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	3,000		3,035
Washington Hampton Inn Pittsburgh Meadow Lands | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	5,820		5,820
Cannonsburg Homewood Suites Pittsburgh Southpointe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	1,800		11,826
Cannonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	15,132		15,132
Stillwater Residence Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	2,400		2,395
Stillwater Residence Inn | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	4,171		4,171
Billerica Courtyard by Marriott Boston
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	9,500		9,471
Billerica Courtyard by Marriott Boston | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	17,945		17,945
Wichita Courtyard by Marriott Old Town
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Charges	6,100		6,136
Wichita Courtyard by Marriott Old Town | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	12,901		12,901
Level 1 | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Pittsburgh Hampton Inn Waterfront West Homestead | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Washington Hampton Inn Pittsburgh Meadow Lands | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Cannonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Stillwater Residence Inn | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Billerica Courtyard by Marriott Boston | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 1 | Wichita Courtyard by Marriott Old Town | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Pittsburgh Hampton Inn Waterfront West Homestead | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Washington Hampton Inn Pittsburgh Meadow Lands | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Cannonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Stillwater Residence Inn | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Billerica Courtyard by Marriott Boston | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 2 | Wichita Courtyard by Marriott Old Town | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0		0
Level 3 | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	72,944		72,944
Level 3 | Phoenix Hampton Inn Airport North | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	0	$ 9,000	0
Level 3 | Columbus Hampton Inn Easton | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	11,252		11,252
Level 3 | Pittsburgh Hampton Inn Waterfront West Homestead | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	5,723		5,723
Level 3 | Washington Hampton Inn Pittsburgh Meadow Lands | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	5,820		5,820
Level 3 | Cannonsburg Homewood Suites Pittsburgh Southpointe | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	15,132		15,132
Level 3 | Stillwater Residence Inn | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	4,171		4,171
Level 3 | Billerica Courtyard by Marriott Boston | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	17,945		17,945
Level 3 | Wichita Courtyard by Marriott Old Town | Fair Value, Nonrecurring
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair Value	$ 12,901		$ 12,901